Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 250,608	$ 39,326	¥ 113,423
Total assets	475,699	74,648	445,656
Current liabilities	156,893	24,620	215,998
Total shareholders' equity	317,017	49,747	227,804
Total liabilities and shareholders' equity	475,699	74,648	445,656
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	$ 0	¥ 3	¥ 18
Other current assets	272,277	42,726	280,283
Investments in subsidiaries	0	0	0
Total assets	272,277	42,726	280,283
Current liabilities	64,752	10,161	66,656
Total shareholders' equity	207,525	32,565	213,627
Total liabilities and shareholders' equity	¥ 272,277	$ 42,726	¥ 280,283